TAXATION - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)		25.00%	23.50%	19.00%
Effective tax rate (percentage)		28.60%	25.70%	24.90%
Provision		£ 627	£ 405
Interest and other related costs		16
Unrecognised capital losses carried forward		£ 0	0
Jersey
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)		10.00%
Additional top up tax on statutory tax rate		5.00%
Isle of Man
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)		10.00%
Additional top up tax on statutory tax rate		5.00%
Spain | Changes in tax rates or tax laws enacted or announced [member]
Income Tax Expense Benefits [Line Items]
Additional top up tax on statutory tax rate	15.00%
UK | Changes in tax rates or tax laws enacted or announced [member]
Income Tax Expense Benefits [Line Items]
Additional top up tax on statutory tax rate	15.00%
Santander Financial Services plc
Income Tax Expense Benefits [Line Items]
Provision		£ 30
Litigation and other regulatory
Income Tax Expense Benefits [Line Items]
Provision		126	£ 132
Litigation and other regulatory | Santander Financial Services plc
Income Tax Expense Benefits [Line Items]
Provision		14
Interest and other related costs		£ 16
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)		28.00%	27.75%	27.00%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)		25.00%	23.50%	19.00%